Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 53			$ 132		$ 41				$ 333	$ 222
Cost of revenue and operating expenses:
Cost of revenue	157			414		253				1,381	972
Research and development	1,251			1,217		4,418				7,585	13,625
Selling, general and administrative	4,851			2,926		4,451				13,047	8,234
Total cost of revenue and operating expenses	6,259			4,557		9,122				22,013	22,831
Loss from operations	(6,206)			(4,425)		(9,081)				(21,680)	(22,609)
Other income (expense)
Convertible notes fair value adjustment	(1,907)			3,255		(1,051)				2,059	(4,084)
Warrant liabilities fair value adjustment	177			4,973		(23)				191	(83)
Interest expense	(304)			(435)		(485)				(1,818)	(1,082)
Interest income				166		2				3	2
Other (expense) income, net	5			72		(123)				(33)	(113)
Total other income (expense), net	(2,029)			8,031		(1,680)				402	(5,360)
Net income (loss)	(8,235)		$ 3,606	3,606		(10,761)				(21,278)	(27,969)
Other comprehensive income (loss):
Foreign currency translation adjustment	(2)		$ (9)	(9)		4				3	(1)
Comprehensive income (loss)	$ (8,237)			$ 3,597		$ (10,757)				$ (21,275)	$ (27,970)
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)			$ 0.18		$ (14.15)				$ (26.08)	$ (36.83)	$ (48.16)
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)	$ (14.15)		$ 0.02		$ (14.15)				$ (26.08)	$ (36.83)
Basic weighted average shares outstanding (in shares)				14,057,636							759,489
Diluted weighted average shares outstanding (in shares)	987,810	760,572		16,057,636						815,854	759,489
Adagio Medical Inc
Revenue								$ 280	$ 181			$ 300	$ 189
Cost of revenue and operating expenses:
Cost of revenue								1,224	719			1,306	875
Research and development								6,334	9,207			15,399	17,855
Selling, general and administrative								8,196	3,783			11,537	5,372
Total cost of revenue and operating expenses								15,754	13,709			28,242	24,102
Loss from operations								(15,474)	(13,528)			(27,942)	(23,913)
Other income (expense)
Convertible notes fair value adjustment								3,966	(3,033)			(6,930)
Warrant liabilities fair value adjustment								14	(60)			(42)
Interest expense								(1,514)	(597)			(1,659)	(137)
Interest income								3				3	39
Other (expense) income, net								(38)	10			(20)	338
Total other income (expense), net					$ 1,506		$ (2,295)	2,431	(3,680)		$ (5,360)	(8,648)	240
Net income (loss)					(7,309)		(8,949)	(13,043)	(17,208)		(27,969)	(36,590)	(23,673)
Other comprehensive income (loss):
Foreign currency translation adjustment								5	(5)			(11)	24
Comprehensive income (loss)					$ (7,306)		$ (8,953)	$ (13,038)	$ (17,213)		$ (27,970)	$ (36,601)	$ (23,649)
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)	$ (14.15)			$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)	$ (48.16)	$ (31.50)
Diluted net income (loss) per share (Note 15) (in dollars per share)					$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)		$ (36.83)	$ (48.16)	$ (31.50)
Basic weighted average shares outstanding (in shares)	987,810	760,572						779,908	758,942	815,854		759,814	751,568
Diluted weighted average shares outstanding (in shares)								779,908	758,942			759,814	751,568